Information about Geographic Areas	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Information about Geographic Areas
(14) Information about Geographic Areas
Revenues from external customers attributable to foreign countries totaled $11,022 and $17,057 for the six months ended June 30, 2020 and 2019, respectively. Net carrying value of long-lived assets located in foreign countries totaled $5,406 and $4,549 as of June 30, 2020 and December 31, 2019, respectively. All other revenues from external customers and long lived assets relate to domestic operations.

(20) Information about Geographic Areas
Revenues from external customers attributable to foreign countries totaled $34,517, $35,146 and $33,424 for the years ended December 31, 2019, 2018 and 2017, respectively. Net carrying value of long lived assets located in foreign countries totaled $4,549 and $2,387 as of December 31, 2019 and 2018, respectively. All other revenues from external customers and long lived assets relate to domestic operations.